Derivative Instruments (Details 1)	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative instruments, Type	Swap
Derivative instruments, Term	March 2015 - February 2019
Derivative instruments, Volume Hedged (Dth) | $	$ 95,000
Derivative instruments, Index	NYM-LDS
Derivative instruments, Fixed Price (Dth) | $ / shares	$ 3.82